CASH AND CASH EQUIVALENTS (Details) R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
CASH AND CASH EQUIVALENTS.
Cash at the bank and on hand		R 2,549.1	R 2,062.4	R 967.9
Total cash and cash equivalents		2,549.1	R 2,062.4	R 967.9	R 717.4
Restricted cash held in money market fund as collateral for environmental bonding	$ 6.4	R 91.8